Business Description and Accounting Policies: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reclassifications
Reclassifications
Certain 2011 and 2010 amounts have been reclassified in order to conform to the 2012 financial statement presentation.